SCHEDULE OF ROU ASSETS AND OPERATING LEASE LIABILITIES (Details)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
North Water Investment Group Holdings Limited [Member]
Restructuring Cost and Reserve [Line Items]
Operating lease ROU assets			$ 450,838	$ 3,486,556
Current portion			245,217	1,896,384
Non-current portion			$ 204,878	1,584,423
Operating lease liabilities				$ 3,480,807
Operating leases: Weighted average remaining lease term (years)			2 years	2 years
Operating leases: Weighted average discount rate			5.46%	5.46%
Mango Financial Group Limited [Member]
Restructuring Cost and Reserve [Line Items]
Operating lease ROU assets	$ 328,714	$ 2,570,547		$ 3,486,556
Current portion	249,200	1,948,747		1,896,384
Non-current portion	$ 76,315	596,780		1,584,423
Operating lease liabilities		$ 2,545,527		$ 3,480,807
Operating leases: Weighted average remaining lease term (years)	1 year 3 months 18 days	1 year 3 months 18 days	2 years	2 years
Operating leases: Weighted average discount rate	5.46%	5.46%	5.46%	5.46%